SHAREHOLDERS EQUITY (Stock Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended			76 Months Ended
	Nov. 12, 2006	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	Dec. 03, 2015	Jul. 31, 2006
Stockholders' Equity [Line Items]
Number of shares outstanding			1,294,570	1,104,409
Options granted			309,805
Granted, weighted-average grant date fair value			$ 1.45	$ 2.62	$ 2.46
Unrecognized compensation cost			$ 1,618
Unrecognized compensation cost, recognition period			1 year 1 month 17 days
RSUs [Member]
Stockholders' Equity [Line Items]
Shares granted during the period			69,219
Shares vested during period			42,250	43,000
Shares cancelled during the period
RSUs [Member] | Board of Directors [Member]
Stockholders' Equity [Line Items]
Shares granted during the period		40,000
RSUs [Member] | Certain Employees [Member]
Stockholders' Equity [Line Items]
Shares granted during the period					3,000
RSUs [Member] | Directors and officers [Member]
Stockholders' Equity [Line Items]
Shares granted during the period			45,000
Stock Options [Member]
Stockholders' Equity [Line Items]
Vesting period			4 years
Expiration period			10 years
Stock Options [Member] | Directors and officers [Member]
Stockholders' Equity [Line Items]
Options granted			244,000
The 2003 Plan [Member] | Stock Options [Member]
Stockholders' Equity [Line Items]
Shares available for future grants								5,363
Number of shares outstanding			32
Additional shares reserved for option plan						903,739
The 2006 Plan [Member]
Stockholders' Equity [Line Items]
Shares available for future grants			1,017,397				765,000
Additional shares reserved for option plan	900,000
Shares authorized			2,576,674